UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alden Global Capital Limited
           ---------------------------------------------------------
Address:   885 Third Avenue, 34th Floor
           ---------------------------------------------------------
           New York, New York 10022
           ---------------------------------------------------------

Form 13F File Number:     028-14287
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zales
           ------------------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           ------------------------------------------------------------
Phone:     212.888.7219
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David Zales               New York, New York          August 15, 2011
------------------------   ------------------------       -------------------
     [Signature]               [City, State]                    [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        $ 812,706
                                               -------------
                                                (thousands)


List of Other Included Managers:

NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
99 CENTS ONLY STORES         COM              65440K106   57,611  2,846,400 SH       SOLE                 2,846,400
A H BELO CORP                COM CL A         001282102    3,394    456,193 SH       SOLE                   456,193
BANK OF AMERICA CORPORATION  COM              060505104   19,388  1,769,000 SH       SOLE                 1,769,000
BON-TON STORES INC           COM              09776J101      296     30,501 SH       SOLE                    30,501
BUILD A BEAR WORKSHOP        COM              120076104    4,691    720,635 SH       SOLE                   720,635
CHARMING SHOPPES INC         COM              161133103   20,064  4,823,000 SH       SOLE                 4,823,000
CHICOS FAS INC               COM              168615102    6,418    421,400 SH       SOLE                   421,400
CHRISTOPHER & BANKS CORP     COM              171046105    3,185    553,965 SH       SOLE                   553,965
CITI TRENDS INC              COM              17306X102    4,814    319,200 SH       SOLE                   319,200
CUMULUS MEDIA INC            CL A             231082108      478    136,600 SH       SOLE                   136,600
DESTINATION MATERNITY CORP   COM              25065D100    3,943    197,334 SH       SOLE                   197,334
DEX ONE CORP                 COM              25212W100    3,070  1,213,553 SH       SOLE                 1,213,553
EMMIS COMMUNICATIONS CORP    PFD CV SER A     291525202   22,074  1,117,659 SH       SOLE                 1,117,659
ENTERCOM COMMUNICATIONS CORP CL A             293639100    7,161    824,962 SH       SOLE                   824,962
FINISH LINE INC              CL A             317923100   32,990  1,541,600 SH       SOLE                 1,541,600
FOOT LOCKER INC              COM              344849104    6,055    254,852 SH       SOLE                   254,852
FORD MTR CO DEL              *W EXP 01/01/201 345370134   95,596 18,243,460 SH       SOLE                18,243,460
FRIENDFINDER NETWORKS INC    COM IPO          358453306    1,015    250,000 SH       SOLE                   250,000
GAMESTOP CORP NEW            CL A             36467W109   18,882    708,000 SH       SOLE                   708,000
GANNETT INC                  COM              364730101  132,081  9,223,506 SH       SOLE                 9,223,506
HOT TOPIC INC                COM              441339108   14,880  2,000,000 SH       SOLE                 2,000,000
ISTAR FINL INC               COM              45031U101   32,950  4,062,842 SH       SOLE                 4,062,842
JOURNAL COMMUNICATIONS INC   CL A             481130102    1,103    213,292 SH       SOLE                   213,292
LIN TV CORP                  CL A             532774106    3,557    730,394 SH       SOLE                   730,394
M & F WORLDWIDE CORP         COM              552541104    6,332    245,050 SH       SOLE                   245,050
MARATHON OIL CORP            COM              565849106  162,863  3,091,554 SH       SOLE                 3,091,554
MCCLATCHY CO                 CL A             579489105    3,653  1,300,000 SH       SOLE                 1,300,000
MEDIA GEN INC                CL A             584404107      410    107,400 SH       SOLE                   107,400
MORTONS RESTAURANT GRP INC N COM              619430101    1,144    157,800 SH       SOLE                   157,800
NEXSTAR BROADCASTING GROUP I CL A             65336K103    5,858    713,543 SH       SOLE                   713,543
PACIFIC SUNWEAR CALIF INC    COM              694873100    2,474    947,846 SH       SOLE                   947,846
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T    780097713   30,802  1,639,281 SH       SOLE                 1,639,281
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S    780097739    7,494    433,194 SH       SOLE                   433,194
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R   780097747    2,430    147,889 SH       SOLE                   147,889
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q   780097754   17,343    994,496 SH       SOLE                   994,496
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P    780097762    3,882    235,434 SH       SOLE                   235,434
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N   780097770    4,733    277,270 SH       SOLE                   277,270
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M    780097796    6,140    356,991 SH       SOLE                   356,991
SALEM COMMUNICATIONS CORP DE CL A             794093104    2,209    622,250 SH       SOLE                   622,250
SINCLAIR BROADCAST GROUP INC CL A             829226109   13,725  1,250,000 SH       SOLE                 1,250,000
STEIN MART INC               COM              858375108   12,057  1,250,749 SH       SOLE                 1,250,749
SYMS CORP                    COM              871551107      926     85,906 SH       SOLE                    85,906
VISTEON CORP                 COM NEW          92839U206   16,915    247,263 SH       SOLE                   247,263
WET SEAL INC                 CL A             961840105   15,389  3,442,800 SH       SOLE                 3,442,800
YRC WORLDWIDE INC            COM NEW          984249300      231    204,632 SH       SOLE                   204,632
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